Supplemental Cash Flow Information (Cash Paid For Interest And Income Taxes) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 27, 2012	Jun. 29, 2011	Jun. 30, 2010
Income taxes, net of refunds	$ 47,514	$ 38,340	$ 20,052
Interest, net of amounts capitalized	$ 24,455	$ 25,810	$ 23,923